Employee Benefits (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Employee Benefits [Line Items]
Short-term employee benefits accruals	$ 42,254,937	$ 49,699,243
Vacations [Member]
Disclosure Of Employee Benefits [Line Items]
Short-term employee benefits accruals	17,778,588	16,934,429
Bonus and compensation [Member]
Disclosure Of Employee Benefits [Line Items]
Short-term employee benefits accruals	$ 24,476,349	$ 32,764,814